SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	219		$—*

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(C)(D)	—	*	—

Education Services – 1.3%
Laureate Education, Inc., Class A(A)	5,108		50,901

Hotels, Resorts & Cruise Lines – 0.9%
Studio City International Holdings Ltd. ADR(A)	2,268		36,059

Total Consumer Discretionary - 2.2%			86,960
Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp. (A)(B)(C)(D)	20		—*

Total Consumer Staples - 0.0%			—*
Energy
Coal & Consumable Fuels – 0.1%
Westmoreland Coal Co.(A)	212		2,013

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(C)(D)(E)	18		825
McDermott International, Inc.(A)(C)	128		—*

			825

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(C)(E)	2,856		—*
Sabine Oil & Gas Corp.(A)(C)(D)	5		75

			75

Total Energy - 0.1%			2,913
Financials
Specialized Finance – 0.3%
Maritime Finance Co. Ltd.(A)(B)(C)(D)	1,750		9,664

Total Financials - 0.3%			9,664
Health Care
Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(E)(G)	297		905

Total Health Care - 0.0%			905
Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)(D)	19,683		—*

Total Industrials - 0.0%			—*

TOTAL COMMON STOCKS – 2.6%			$100,442
(Cost: $156,937)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(C)(D)	49,044	—*

Total Consumer Staples - 0.0%		—*
Energy
Oil & Gas Exploration & Production – 1.2%
Targa Resources Corp., 9.500%(A)(D)	47	48,823

Total Energy - 1.2%		48,823

TOTAL PREFERRED STOCKS – 1.2%		$48,823
(Cost: $74,745)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25(C)(H)	133	5

TOTAL WARRANTS – 0.0%		$5
(Cost: $37)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Broadcasting – 1.3%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(F)	$30,428	29,211
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	22,859	21,205

		50,416

Cable & Satellite – 8.1%
Altice Financing S.A.:
7.500%, 5-15-26(F)	10,021	10,522
5.000%, 1-15-28(F)	2,544	2,527
Altice France Holding S.A.:
10.500%, 5-15-27(F)	62,356	68,688
6.000%, 2-15-28(F)	33,946	32,058
Altice France S.A.:
7.375%, 5-1-26(F)	25,856	26,992
8.125%, 2-1-27(F)	35,428	38,794
CSC Holdings LLC:
5.500%, 5-15-26(F)	11,465	11,767
5.375%, 2-1-28(F)	18,790	19,636
5.750%, 1-15-30(F)	7,623	7,962
DISH DBS Corp.:
5.875%, 7-15-22	3,090	3,142
5.875%, 11-15-24	11,208	11,141
7.750%, 7-1-26	17,979	19,060
7.375%, 7-1-28(F)	3,751	3,728
VTR Comunicaciones S.p.A., 5.125%, 1-15-28(F)	15,003	15,310
VTR Finance B.V.:
6.875%, 1-15-24(F)	28,053	28,696
6.375%, 7-15-28(F)	14,317	14,693

		314,716

Integrated Telecommunication Services – 4.3%
Frontier Communications Corp.:
6.875%, 1-15-25(I)	33,503	9,974
11.000%, 9-15-25(I)	51,015	17,600
8.500%, 4-1-26(F)(I)	64,051	60,561

Northwest Fiber LLC, 10.750%, 6-1-28(F)	4,753	4,943
West Corp., 8.500%, 10-15-25(F)	92,721	73,713

		166,791

Publishing – 0.4%
MDC Partners, Inc., 6.500%, 5-1-24(F)	18,271	16,992

Wireless Telecommunication Service – 2.7%
Digicel Group Ltd., 8.750%, 5-25-24(F)	7,539	7,369
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(F)(J)	3,414	853
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(F)(J)	3,056	214
Digicel International Finance Ltd.:
8.750%, 5-25-24(F)	53,389	52,188
8.000%, 12-31-26(F)	3,010	1,806
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(F)(J)	3,819	3,208
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(J)	25,630	17,683
Digicel Ltd., 6.750%, 3-1-23(F)	35,652	18,359

		101,680

Total Communication Services - 16.8%		650,595
Consumer Discretionary
Apparel Retail – 0.4%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(F)	13,126	12,929
L Brands, Inc.:
6.875%, 7-1-25(F)	1,868	1,929
9.375%, 7-1-25(F)	3,365	3,369

		18,227

Auto Parts & Equipment – 0.1%
Adient U.S. LLC, 9.000%, 4-15-25(F)	2,987	3,218

Automobile Manufacturers – 0.4%
Ford Motor Co.:
8.500%, 4-21-23	7,471	7,901
9.000%, 4-22-25	7,471	8,078

		15,979

Automotive Retail – 1.1%
Allison Transmission, Inc., 5.000%, 10-1-24(F)	5,787	5,773
Asbury Automotive Group, Inc.:
4.500%, 3-1-28(F)	11,432	11,089
4.750%, 3-1-30(F)	11,883	11,586
Lithia Motors, Inc., 4.625%, 12-15-27(F)	6,057	5,996
Sonic Automotive, Inc., 6.125%, 3-15-27	6,881	6,812

		41,256

Casinos & Gaming – 3.3%
Boyd Gaming Corp.:
8.625%, 6-1-25(F)	3,736	3,904

4.750%, 12-1-27(F)	11,367	9,755
Colt Merger Sub, Inc.:
6.250%, 7-1-25(F)	15,005	14,888
8.125%, 7-1-27(F)	23,479	22,833
Everi Payments, Inc., 7.500%, 12-15-25(F)	20,078	19,225
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(F)	16,434	13,476
Golden Nugget, Inc., 6.750%, 10-15-24(F)	24,265	17,440
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25(F)	5,096	4,705
7.000%, 5-15-28(F)	1,513	1,211
7.250%, 11-15-29(F)	1,513	1,210
Wynn Macau Ltd.:
4.875%, 10-1-24(F)	5,405	5,270
5.500%, 10-1-27(F)	13,880	13,741

		127,658

Department Stores – 0.1%
Nordstrom, Inc.:
4.000%, 10-15-21	2,030	2,030
8.750%, 5-15-25(F)	1,495	1,609

		3,639

Education Services – 1.6%
Laureate Education, Inc., 8.250%, 5-1-25(F)	59,264	61,486

Hotels, Resorts & Cruise Lines – 0.6%
Boyne USA, Inc., 7.250%, 5-1-25(F)	15,111	15,829
NCL Corp. Ltd., 12.250%, 5-15-24(F)	7,474	7,817

		23,646

Leisure Facilities – 0.5%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	12,760	11,420
Live Nation Entertainment, Inc., 4.750%, 10-15-27(F)	7,543	6,489
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(F)	1,496	1,547

		19,456

Specialty Stores – 2.6%
Party City Holdings, Inc., 6.625%, 8-1-26(F)	10,823	2,327
Staples, Inc.:
7.500%, 4-15-26(F)	93,592	73,540
10.750%, 4-15-27(F)	42,211	25,744

		101,611

Total Consumer Discretionary - 10.7%		416,176
Consumer Staples
Food Distributors – 0.1%
Performance Food Group, Inc., 6.875%, 5-1-25(F)	1,867	1,928

Packaged Foods & Meats – 5.5%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(F)	35,026	35,507
5.750%, 6-15-25(F)	30,529	30,911
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(F)	19,445	20,539
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):

6.500%, 4-15-29(F)	3,056	3,243
5.500%, 1-15-30(F)	11,404	11,689
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(F)	5,439	5,423
5.875%, 9-30-27(F)	19,457	19,461
Post Holdings, Inc.:
5.000%, 8-15-26(F)	8,493	8,525
5.750%, 3-1-27(F)	35,727	36,978
Simmons Foods, Inc.:
7.750%, 1-15-24(F)	9,683	10,101
5.750%, 11-1-24(F)	34,662	32,929

		215,306

Total Consumer Staples - 5.6%		217,234
Energy

Oil & Gas Drilling – 0.8%
KCA Deutag UK Finance plc, 7.250%, 5-15-21(F)	31,548	15,098
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(K)	64,569	14,932

		30,030

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(F)	11,591	5,651

Oil & Gas Exploration & Production – 4.1%
Bellatrix Exploration Ltd., 8.500%, 9-11-23(B)(I)	6,693	—*
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(B)(I)(J)	7,293	—*
Crownrock L.P., 5.625%, 10-15-25(F)	43,342	38,845
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(F)	15,582	14,920
5.750%, 1-30-28(F)	11,167	10,720
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(F)	3,958	3,989
EQT Corp., 6.125%, 2-1-25(G)	7,470	7,444
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(F)(I)	14,755	2,840
Laredo Petroleum, Inc.:
9.500%, 1-15-25	22,631	15,643
10.125%, 1-15-28(G)	15,088	10,411
QEP Resources, Inc.:
5.250%, 5-1-23	7,538	4,975
5.625%, 3-1-26	6,551	4,160
Sanchez Energy Corp., 7.250%, 2-15-23(F)(I)	3,888	39
Seven Generations Energy Ltd.:
6.750%, 5-1-23(F)	33,902	32,546
5.375%, 9-30-25(F)	11,912	10,483

		157,015

Oil & Gas Refining & Marketing – 2.0%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	2,744
6.375%, 7-1-26	2,319	766
Comstock Escrow Corp., 9.750%, 8-15-26	65,736	61,488
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(F)(I)	7,688	—*
8.000%, 2-15-25(F)(I)	8,197	—*
7.750%, 5-15-26(F)(I)	11,584	2,317
PBF Holding Co. LLC:
9.250%, 5-15-25(F)	4,687	5,003
6.000%, 2-15-28(F)	7,548	6,265

		78,583

Total Energy - 7.0%		271,279

Financials
Consumer Finance – 0.7%
Alliance Data Systems Corp., 4.750%, 12-15-24(F)	16,044	14,439
CURO Group Holdings Corp., 8.250%, 9-1-25(F)	17,345	13,871

		28,310

Financial Exchanges & Data – 0.9%
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(F)	30,546	33,080

Insurance Brokers – 3.2%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(F)	31,782	31,941
NFP Corp.:
7.000%, 5-15-25(F)	7,468	7,841
6.875%, 7-15-25(F)	71,279	68,400
8.000%, 7-15-25(F)	15,285	14,941

		123,123

Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25(F)	18,649	19,477

Other Diversified Financial Services – 2.0%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(F)(I)(J)	172,547	77,646

Property & Casualty Insurance – 0.8%
Amwins Group, Inc., 7.750%, 7-1-26(F)	23,439	24,611
Hub International Ltd., 7.000%, 5-1-26(F)	6,958	6,958

		31,569

Specialized Finance – 1.9%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(F)	30,481	31,395
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(F)	41,630	42,335

		73,730

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(F)	29,262	27,360

Total Financials - 10.7%		414,295
Health Care
Health Care Facilities – 1.6%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(F)	25,140	25,643
Surgery Center Holdings, Inc., 10.000%, 4-15-27(F)(G)	34,483	34,483

		60,126

Health Care Services – 0.6%
Heartland Dental LLC, 8.500%, 5-1-26(F)	28,417	25,728

Health Care Technology – 1.5%
Verscend Holding Corp., 9.750%, 8-15-26(F)	55,280	59,564

Pharmaceuticals – 1.9%
Advanz Pharma Corp., 8.000%, 9-6-24(G)	2,610	2,416
Bausch Health Cos., Inc.:

9.000%, 12-15-25(F)	5,419	5,837
9.250%, 4-1-26(F)	15,514	16,831
8.500%, 1-31-27(F)	29,724	31,545
Par Pharmaceutical, Inc., 7.500%, 4-1-27(F)	16,977	17,422

		74,051

Total Health Care - 5.6%		219,469
Industrials
Aerospace & Defense – 4.4%
Arconic Rolled Products Corp., 6.125%, 2-15-28(F)	3,019	3,018
TransDigm UK Holdings plc, 6.875%, 5-15-26	13,157	12,236
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5-15-25	7,918	7,404
6.250%, 3-15-26(F)	21,492	21,479
6.375%, 6-15-26	13,934	12,715
7.500%, 3-15-27	15,351	14,753
5.500%, 11-15-27	37,552	32,781
Wolverine Escrow LLC:
8.500%, 11-15-24(F)	41,229	27,005
9.000%, 11-15-26(F)	60,140	39,392
13.125%, 11-15-27(F)	4,540	2,951

		173,734

Diversified Support Services – 0.3%
Ahern Rentals, Inc., 7.375%, 5-15-23(F)	25,226	12,108

Environmental & Facilities Services – 0.4%
GFL Environmental, Inc.:
7.000%, 6-1-26(F)	8,319	8,652
8.500%, 5-1-27(F)	3,210	3,491
Waste Pro USA, Inc., 5.500%, 2-15-26(F)	2,140	2,042

		14,185

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(F)	11,319	10,661

Total Industrials - 5.4%		210,688
Information Technology
Application Software – 1.7%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(F)	71,958	68,900

Data Processing & Outsourced Services – 0.2%
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(F)	7,864	8,002

Electronic Equipment & Instruments – 0.4%
NCR Corp.:
8.125%, 4-15-25(F)	5,982	6,341
5.750%, 9-1-27(F)	4,162	4,162
6.125%, 9-1-29(F)	5,323	5,349

		15,852

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.), 9.250%, 4-15-25(F)	3,740	3,941

Total Information Technology - 2.4%		96,695
Materials
Aluminum – 1.1%
Constellium N.V.:
5.750%, 5-15-24(F)	21,281	21,281
5.875%, 2-15-26(F)	13,497	13,555
Constellium SE, 5.625%, 6-15-28(F)	5,000	4,928

Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(F)	6,034	5,763

		45,527

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6-1-24(F)	19,673	18,345
5.250%, 6-1-27(F)	10,218	8,970

		27,315

Construction Materials – 0.8%
Hillman Group, Inc. (The), 6.375%, 7-15-22(F)	32,232	29,749

Metal & Glass Containers – 0.5%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(F)(J)	11,358	11,237
HudBay Minerals, Inc.:
7.250%, 1-15-23(F)	3,257	3,208
7.625%, 1-15-25(F)	4,887	4,680

		19,125

Total Materials – 3.1%		121,716

TOTAL CORPORATE DEBT SECURITIES – 67.3%		$2,618,147
(Cost: $3,034,963)

LOANS(L)
Communication Services
Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 4.250%, 7-25-21	3,472	3,161
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.500%, 7-25-22	16,170	13,291

		16,452

Broadcasting – 0.8%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 4.260%, 8-1-26	36,240	32,761

Integrated Telecommunication Services – 2.4%
Northwest Fiber LLC (ICE LIBOR plus 550 bps):
5.673%, 5-1-27(C)	30,540	30,235
5.674%, 5-1-27(C)	5,873	5,814
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	68,883	58,519

		94,568

Publishing – 0.4%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.444%, 8-31-25	14,305	13,751

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.800%, 5-27-24	15,350	12,840

Total Communication Services - 4.3%		170,372
Consumer Discretionary
Apparel Retail – 0.8%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	23,562	18,928
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(B)(I)	26,117	11,422

		30,350

Housewares & Specialties – 0.5%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.000%, 5-15-23	22,374	21,258

Leisure Facilities – 0.6%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.308%, 1-6-27	20,702	18,252
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 12-30-26(C)	5,129	5,129

		23,381

Restaurants – 0.2%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps), 9.572%, 8-30-26(I)	10,671	5,976
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25	22,640	453

		6,429

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps), 6.678%, 8-4-25	11,666	11,579

Specialty Stores – 1.9%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps), 5.000%, 7-2-22	17,262	13,788
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 0.000%, 7-2-22(M)	4,148	3,313
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.000%, 10-16-23	26,181	15,796
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	24,512	8,579
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
3.250%, 8-19-22	309	146
4.100%, 8-19-22	8,974	4,236
Staples, Inc. (ICE LIBOR plus 500 bps), 5.687%, 4-12-26	34,071	29,216

		75,074

Textiles – 0.6%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 5.322%, 6-15-25	24,963	23,215

Total Consumer Discretionary - 4.9%		191,286
Energy
Coal & Consumable Fuels – 0.6%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.363%, 3-28-22(I)	41,864	2,512
Foresight Energy LLC (ICE LIBOR plus 800 bps), 8.300%, 6-29-27	9,418	9,418
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22(C)	3,427	3,084
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(C)(J)	14,912	8,947

		23,961

Oil & Gas Drilling – 0.0%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps), 7.750%, 2-28-23	431	203

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC (8.000% Cash or 8.000% PIK), 8.000%, 8-7-20(B)(C)(J)	13,792	6,896

Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps), 11.375%, 12-31-21	15,000	675
California Resources Corp. (ICE LIBOR plus 475 bps), 5.750%, 12-31-22	11,612	3,963

		4,638

Oil & Gas Storage & Transportation – 0.7%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.370%, 3-1-26	34,400	26,259
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps), 4.178%, 5-22-26	2,286	2,023

		28,282

Total Energy - 1.6%		63,980
Financials
Asset Management & Custody Banks – 0.6%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.930%, 7-20-26	24,780	22,504

Other Diversified Financial Services – 0.0%
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7-20-20	764	764
3.500%, 7-20-20	472	472

		1,236

Property & Casualty Insurance – 0.8%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.678%, 2-28-25	37,044	31,951

Specialized Finance – 0.5%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	33,123	21,199

Total Financials - 1.9%		76,890
Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps), 10.675%, 10-1-25	3,873	2,705

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	5,535	4,841
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	1,830	1,830

		6,671

Health Care Services – 2.6%
Heartland Dental LLC, 0.000%, 4-30-25(M)	3,151	2,796
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.678%, 4-30-25	36,414	32,302
LifePoint Health, Inc. (ICE LIBOR plus 375 bps), 3.928%, 11-16-25	14,916	13,944
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.178%, 6-26-26	51,013	48,965

		98,007

Health Care Technology – 0.3%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 4.678%, 8-27-25	10,352	9,982

Pharmaceuticals – 0.3%
Advanz Pharma Corp. Ltd., 0.000%, 9-6-24(M)	1,494	1,380
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	6,943	6,416
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps), 5.000%, 4-27-24	3,731	3,517

		11,313

Total Health Care - 3.4%		128,678
Industrials
Building Products – 0.4%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.072%, 3-27-22	19,651	15,590

Construction & Engineering – 1.1%
McDermott Technology Americas, Inc., 0.000%, 10-21-20(M)	2,397	2,375
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps):
0.000%, 5-10-25(I)(M)	16,196	5,557
9.250%, 5-10-25(I)	33,835	11,610
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps), 10.000%, 10-21-20	8,623	8,545
Tensar International Corp. (ICE LIBOR plus 850 bps), 9.500%, 7-10-22	18,232	13,674

		41,761

Diversified Support Services – 0.0%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps), 3.928%, 11-26-26	1,818	1,716

Industrial Conglomerates – 0.9%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.500%, 10-20-22(C)	32,038	30,916
PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.500%, 10-20-23(C)	2,967	2,863

		33,779

Industrial Machinery – 1.3%
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.700%, 1-28-22	12,777	10,349

Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	75,652	41,357

		51,706

Total Industrials - 3.7%		144,552
Information Technology
Application Software – 0.7%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 8.000%, 9-19-25	12,484	12,421
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 8.000%, 5-15-23(C)	3,031	2,970
Ultimate Software Group, Inc. (The):
0.000%, 5-3-26(M)	7,279	7,180
0.000%, 5-3-27(M)	3,857	3,915

		26,486

Communications Equipment – 0.9%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.678%, 11-30-25	32,617	26,522
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.928%, 11-30-26	16,995	8,719

		35,241

Data Processing & Outsourced Services – 1.5%
Cardtronics USA, Inc., 0.000%, 6-24-27(C)(M)	12,396	12,148
CommerceHub, Inc. (ICE LIBOR plus 375 bps), 3.678%, 5-21-25(C)	18,961	18,108
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	20,995	7,314
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 3.630%, 5-1-24	28,245	21,228

		58,798

Internet Services & Infrastructure – 0.6%
Informatica LLC, 7.125%, 2-14-25	22,494	22,466

Total Information Technology - 3.7%		142,991
Materials
Construction Materials – 0.8%
Hillman Group, Inc. (The), 0.000%, 5-31-25(M)	3,732	3,489
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 5.072%, 5-31-25	30,721	28,724

		32,213

Total Materials - 0.8%		32,213

TOTAL LOANS – 24.3%		$950,962
(Cost: $1,257,656)

SHORT-TERM SECURITIES	Shares
Money Market Funds(O) - 2.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(N)	11,332	11,332

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	88,409	88,409

		99,741

TOTAL SHORT-TERM SECURITIES – 2.6%		$99,741
(Cost: $99,741)

TOTAL INVESTMENT SECURITIES – 98.0%		$3,818,120
(Cost: $4,624,079)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		76,987

NET ASSETS – 100.0%		$3,895,107

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.		20		$1,206	$—	*
BIS Industries Ltd.	12-22-17	19,683		1,852	—	*
Larchmont Resources LLC	12-8-16	18		6,189	825
Maritime Finance Co. Ltd.	9-19-13	1,750		26,196	9,664
New Cotai Participation Corp., Class B	4-12-13	—	*	810	–
Sabine Oil & Gas Corp.	12-7-16	5		232	75
Pinnacle Agriculture Enterprises LLC	3-10-17	49,044		22,291	—	*
Targa Resources Corp., 9.500%	10-24-17	47		52,454	48,823

				$111,230	$59,387

The total value of these securities represented 1.5% of net assets at June 30, 2020.

(E)	Listed on an exchange outside the United States.
(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $2,292,165 or 58.8% of net assets.

(G)	All or a portion of securities with an aggregate value of $11,015 are on loan.
(H)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2020.
(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Investment made with cash collateral received from securities on loan.
(O)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$86,960	$—	$—	*
Consumer Staples	—	—	—	*
Energy	—	2,013	900
Financials	—	—	9,664
Health Care	—	905	—
Industrials	—	—	—	*

Total Common Stocks	$86,960	$2,918	$10,564
Preferred Stocks	—	48,823	—	*
Warrants	—	—	5
Corporate Debt Securities	—	2,618,147	—
Loans	—	823,852	127,110
Short-Term Securities	99,741	—	—

Total	$186,701	$3,493,740	$137,679

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks		Warrants	Loans
Beginning Balance 4-1-20	$14,392	$-	*	$-	$277,146
Net realized gain (loss)	-	2		-	(1,187)
Net change in unrealized appreciation (depreciation)	(3,377)	-		-	1,632
Purchases	-	-		-	52,798
Sales	(537)	(2)		-	(24,173)
Amortization/Accretion of premium/discount	-	-	*	-	(303)
Transfers into Level 3 during the period	86	-		5	32,633
Transfers out of Level 3 during the period	-	-		-	(211,436)
Ending Balance 6-30-20	$10,564	$-	*	$5	$127,110
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-20	$(3,377)	$-		$-	$197

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$900	Third-party valuation service	Broker quotes	N/A
	9,664	Market comparable approach	Adjusted book value multiple	1.00x
Preferred Stocks	-*	Transaction	Price	$0
Warrants	5	Third-party valuation service	Broker quotes	N/A
Loans	127,110	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,624,079

Gross unrealized appreciation	56,720
Gross unrealized depreciation	(862,679)

Net unrealized depreciation	$(805,959)